Regulatory Matters (Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Regulatory Matters [Abstract]
Total capital (to risk weighted assets), Amount	$ 22,869	$ 20,431
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	14,176	13,886
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	17,720	17,358
Total capital (to risk weighted assets), Ratio	12.91%	11.77%
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 capital (to risk weighted assets), Amount	21,946	19,464
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	10,632	10,415
Tier 1 capital (to risk weighted assets), Ratio	12.39%	11.21%
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier 1 capital (to adjusted assets), Amount	21,946	19,464
Tier 1 capital (to adjusted assets) For Capital Adequacy Purposes, Amount	10,342	10,572
Tier 1 capital (to adjusted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	12,928	13,215
Tier 1 capital (to adjusted assets), Ratio	8.49%	7.36%
Tier 1 capital (to adjusted assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 capital (to adjusted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Tangible capital (to tangible assets), Amount	21,946	19,464
Tangible capital (to tangible assets) For Capital Adequacy Purposes, Amount	$ 3,878	$ 3,965
Tangible capital (to tangible assets), Ratio	8.49%	7.36%
Tangible capital (to tangible assets) For Capital Adequacy Purposes, Ratio	1.50%	1.50%